Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Apr. 26, 2021	Dec. 31, 2020 USD ($)
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative index	385.8826
Percentage of annual basis index	36.10%
Closing exchange rate	0.2371	0.3147		0.4	0.2371
Cumulative translation (loss) gain	$ (160,580,917)	$ (199,878,430)			$ (8,049)
Impairment losses on goodwill	0	0	$ 0
Borrowing costs capitalised	1,771,613	2,233,358	2,020,288
Impairment losses	0	0	0
Impairment losses on intangibles	$ 0	0	0
Description of estimation of impairment cash-generating unit	In the estimation of impairments, the Company uses the strategic plans established for the separate cash-generating units to which the assets are assigned. Such strategic plans generally cover a period from 3 to 5 years. For longer periods, beginning in the fifth year, projections are based on such strategic plans while applying a constant or declining expected perpetual growth rate.
Percentage of sensitivity analysis for increase in capital expenditures	5.00%
Adjustments of sensitivity analysis long-life assets	$ 62,548
Increase in weighted average cost of capital basis	0.50%
Monthly contributions to pension fund	17.50%
Percentage of employee profit sharing based on individual company taxable income	10.00%
Advertising expenses	$ 19,894,607	22,810,211	$ 26,255,952
Increase (decrease) in interest expense	$ 628,382,956	$ 624,254,477
Concentration risk percentage	10.00%				10.00%
Currency depreciation rate				0.40%
Property, plant and equipment, revalued assets, at cost	$ 107,152,628
Foreign subsidiaries [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Consolidated operating revenues	72.00%	71.00%	73.00%
Percentage of operating revenue as percentage of total assets	75.00%	73.00%
Interest rate risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Increase in basis points	1.00%
Increase in net interest expense	$ (13,417,231)
Increase (decrease) in interest expense	$ 1,476,660
Currency risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Fluctuation in exchange rates	5.00%				5.00%
Increase (decrease) in interest expense	$ 628,382,956
Increase (decrease) through changes in foreign exchange rates, regulatory deferral account credit balances	31,429,089
Increase (decrease) through changes in discount rates, regulatory deferral account credit balances	$ (31,429,089)
Increase/(decrease) in exchange rates	5.00%
Argentina [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate	0.2371	0.3147			0.2371
Argentina [member] | Impact of application of hyperinflation adjustments in 2018 [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative inflation percentage			100.00%
U.S.A. [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate	19.9487	18.8452			19.9487
Cumulative translation adjustment [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative translation (loss) gain	$ (100,926,140)	$ (87,367,366)
Licenses and rights of use [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Intangibles useful life	Licenses are amortized when the Company does not have a basis to conclude that they are indefinite lived. Licenses are amortized using the straight-line method over a period ranging from 3 to 30 years, which represents the usage period of the assets.
Licenses and rights of use [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives	3 years
Licenses and rights of use [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives	30 years
Trademarks [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives	1 year
Trademarks [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives	10 years
Customer relationships [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Intangibles useful life	amortized over a 5-year period.
Estimated useful lives	5 years